Related Party Transaction (Details) - USD ($)		12 Months Ended
	Feb. 02, 2021	Jun. 30, 2021	Aug. 31, 2021	Jul. 20, 2021	Mar. 18, 2021	Jun. 30, 2020
Related Party Transaction (Details) [Line Items]
Rent paid		$ 4,103
Agreement renewed date		1st of January to the 31st of December
Rent incurred balance due		$ 49,231
Balance due		28,806				4,775
Outstanding shareholder loans		$ 3,680,000				$ 3,070,000.00
Loan extension agreement, description	a loan extension agreement was entered by Mr. Yat-Gai Au and Regencell Bioscience Limited, pursuant to which Mr. Yat-Gai Au agreed to provide up to $3 million in the form of loans or to make payments on behalf of the Company during the period from January 1, 2021 to June 30, 2022 to support its operations and research activities for the period from January 1, 2021 through June 30, 2022 and to further extend the maturity date of the existing loans from June 30, 2021 to December 31, 2022.
Principal amount					$ 3,250,000
Subsequent Event [Member]
Related Party Transaction (Details) [Line Items]
Principal amount				$ 342,105
Ordinary shares, par value (in Dollars per share)				$ 9.5
Mr Yat Gai Au [Member]
Related Party Transaction (Details) [Line Items]
Convertible loans outstanding					$ 3,250,000
IPO [Member] | Subsequent Event [Member]
Related Party Transaction (Details) [Line Items]
Remaining outstanding shareholder loans			$ 431,969